Stockholders' Equity (Deficit)	6 Months Ended	12 Months Ended
	Sep. 30, 2018	Mar. 31, 2018
Disclosure Text Block [Abstract]
Stockholders' Equity (Deficit)

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock with a par value of $0.001 and our Board of Directors has the authority to issue one or more classes of preferred stock with rights senior to those of common stock and to determine the rights, privileges and inference of that preferred stock, which has not yet been done. As of September 30 and March 31, 2018 we had no preferred stock issued or outstanding.

Common Stock

During the six months ended September 30, 2018, we had issued 50,000,000 shares of common stock for the acquisition of United Games, LLC and United League, LLC (see Note 9). We also issued 1,000,000 shares of common stock, valued at $10,000 based on the market date on the day of issuance, to an employee for compensation, which is subject to forfeiture if the employee is not in good standing 6 months after the date of issuance. Of the $10,000 value we recognized $3,333 as an expense during the six months ending September 30, 2018 and $6,667 was recorded as a prepaid asset. Also during the 6 months ended September 30, 2018 we repurchased 7,000,000 shares of common stock for $91,000. As of September 30 and March 31, 2018, the Company had 2,213,661,318 and 2,169,661,318 shares of common stock issued and outstanding, respectively.

Employee Stock Options

The nonqualified plan adopted in 2007 authorized 65,000 shares, of which 47,500 had been granted as of March 31, 2018. The qualified plan adopted in October of 2008 authorizes 125,000 shares and was approved by a majority of our shareholders on September 16, 2009. As of March 31, 2018, 42,500 shares had been granted under the 2008 plan. Effective April 1, 2018 we cancelled both the 2007 and 2008 plans, as well as any shares that were allocated under the plans and were not yet issued.

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at September 30, 2018	35,000	$10.00	1.01	$-
Options exercisable at September 30, 2018	35,000	$10.00	1.01	$-

Stock-based compensation expense in connection with options granted to employees for the three and six months ended September 30, 2018 and 2017, was $0.

Warrants

The following table summarizes the warrants outstanding and the related prices for the shares of our common stock as of September 30, 2018:

	Warrants Outstanding			Warrants Exercisable
Weighted
		Average	Weighted		Weighted
		Remaining	Average		Average
Exercise	Number	Contractual	Exercise	Number	Exercise
Price	Outstanding	Life (Years)	Price	Exercisable	Price
$1.50	6,052,497	0.75	$1.50	6,052,497	1.50$

Transactions involving our warrant issuance are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted / restated	-	$-
Canceled	-	$-
Expired	(365,313)	$1.18
Warrants outstanding at March 31, 2018	6,169,497	$1.50
Granted	-	$-
Canceled	-	$-
Expired	(117,000)	$1.35
Warrants outstanding at September 30, 2018	6,052,497	$1.50

Preferred Stock

We are authorized to issue up to 10,000,000 shares of preferred stock with a par value of $0.001 and our Board of Directors has the authority to issue one or more classes of preferred stock with rights senior to those of common stock and to determine the rights, privileges and inference of that preferred stock, which has not yet been done. As of March 31, 2018 and 2017 we had no preferred stock issued or outstanding.

Common Stock Transactions

During the year ended March 31, 2018, we issued 267,127,500 shares of common stock for net proceeds of $2,495,338. We issued 125,000 shares of common stock with a value of $7,500 for a one-year consulting agreement, 80,000,000 shares of common stock with a value of $2,256,000 for a 15-year license agreement, and 94,250,333 shares of common stock with a value of $6,719,734 for consulting and service agreements; of the value of the shares issued for services and the license agreement $6,846,060 was recorded as expense, $3,555 was recorded as a prepaid asset, and $2,133,620 was recorded as a long-term license agreement during the year ended March 31, 2018. We also issued 239,575,884 shares of our common stock in settlement of debt, wherein accrued liabilities, principal, accrued interest, and derivative liabilities were extinguished in the amounts of $435,892, $2,348,606, $20,696, and $38,557, respectively, and we recognized a loss on the settlement of debt in the amount of $3,186,394 in the statement of operations for the year ended March 31, 2018. In conjunction with the shares issued for the settlement of debt, a gain of $413,012 related to the period prior to the reverse acquisition with Wealth Generators was excluded from the statement of operations. As a result of the reverse acquisition, we issued 1,358,670,942 shares of common stock (see Note 5). During the year ended March 31, 2018, we entered into an equity distribution agreement that provides for cash advances up to $5,000,000 in exchange for shares of our common stock, to be fulfilled at our request. Pursuant to that agreement, we issued 4,273,504 shares of common stock as a commitment fee, recorded a liability of $250,000 for future commitment fees to be paid, and paid cash of $15,000 for due diligence costs. As a result, common stock increased $4,274 and additional paid in capital decreased by $269,274 to offset any proceeds from future equity transactions resulting from the agreement. During the year ended March 31, 2018 we cancelled 250,000 shares of common stock and 1,300 shares of treasury stock, resulting in a decrease in common stock of $251, a decrease in additional paid in capital of $8,338, and a decrease in treasury stock of $8,589.

In conjunction with the sale of common stock during the year ended March 31, 2018 we provided a guarantee to certain individuals such that we would issue additional shares of our common stock if the average closing price of our common stock fell below $0.02 per share on the 20 days preceding the 18-month anniversary of the date the shares were originally sold. As a result of this guarantee we have recorded $626,388 in accounts payable and accrued liabilities on our balance sheet as of March 31, 2018.

During the year ended March 31, 2017 we issued 10,670,840 shares of common stock in exchange for $157,500 of cash proceeds. We issued 6,072,200 shares of common stock with a value of $31,775 for legal and consulting services, of which $18,390 was for current year services and $173,647 was for services incurred in previous periods, therefore we recorded a gain on settlement of debt for $160,262. We issued 21,069,580 and 400,000 shares of stock valued at $983,735 and $25,800 for compensation and director fees, respectively, of which $536,575 was for current year services and $472,960 was for amounts previously accrued. We also issued 72,709,924 shares of common stock in settlement of debt, wherein principal, accrued interest, and derivative liabilities were extinguished in the amounts of $1,994,362, $414,160, and $128,490, respectively, and we recognized a gain on the settlement of debt in the amount of $2,163,813. We also wrote off $250,000 worth of Common Stock Subscription Receivable to Additional Paid in Capital during the year ended March 31, 2017 due to the amounts being uncollectible.

As of March 31, 2018 and 2017, we had 2,169,661,318 and 125,889,455 shares of common stock issued and 2,169,661,318 and 125,888,155 shares of common stock outstanding, respectively.

Employee Stock Options

The nonqualified plan adopted in 2007 authorizes 65,000 shares, of which 47,500 have been granted as of March 31, 2018. The qualified plan adopted in October of 2008 authorizes 125,000 shares and was approved by a majority of our shareholders on September 16, 2009. As of March 31, 2018, 42,500 shares have been granted under the 2008 plan.

The following table summarizes the changes in employee stock options outstanding and the related prices for the shares of our common stock issued to employees under two employee stock option plans:

			Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	37,500	$10.20	3.33	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$12.00
Options outstanding at March 31, 2017	35,000	$10.00	2.51	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	35,000	$10.00	1.51	$-
Options exercisable at March 31, 2018	35,000	$10.00	1.51	$-

Stock-based compensation expense in connection with options granted to employees for the year ended March 31, 2018 and 2017 was $0.

Non-Employee Stock Options

The following table summarizes the changes in options outstanding and the related prices for the shares of the Company’s common stock issued to consultants and non-employees of the Company:

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
Options outstanding at March 31, 2016	2,500	$84.00	0.08	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	(2,500)	$84.00
Options outstanding at March 31, 2017	-	$-	-	$-
Granted	-	$-
Exercised	-	$-
Canceled / expired	-	$-
Options outstanding at March 31, 2018	-	$-	-	$-
Options exercisable at March 31, 2018	-	$-	-	$-

Warrants

The following table summarizes the warrants outstanding and the related prices for the shares of the Company’s common stock as of March 31, 2018:

	Warrants Outstanding			Warrants Exercisable
			Weighted
			Average	Weighted		Weighted
			Remaining	Average		Average
	Exercise	Number	Contractual	Exercise	Number	Exercise
	Price	Outstanding	Life (Years)	Price	Exercisable	Price
	$0.50	30,000	0.01	$0.50	350,000	$0.50
	$1.50	6,127,497	1.24	$1.50	6,127,497	$1.50
	$2.50	12,000	0.30	$2.50	12,000	$2.50
Total		6,169,497	1.23	$1.50	6,169,497	$1.50

Transactions involving the Company’s warrant issuance are summarized as follows:

		Weighted
	Number of	Average
	Shares	Exercise Price
Warrants outstanding at March 31, 2016	6,504,810	$1.48
Granted / restated	30,000	$0.50
Canceled	-	$-
Expired	-	$-
Warrants outstanding at March 31, 2017	6,534,810	$1.48
Granted	-	$-
Canceled	-	$-
Expired	(365,313)	$(1.18)
Warrants outstanding at March 31, 2018	6,169,497	$1.50